Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 11, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	MIDDLEFIELD BANC CORP
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		2,032,974
Entity Public Float			$ 5,300,000
Amendment Flag	false
Entity Central Index Key	0000836147
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY